March 4, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington D.C. 20549

RE:	Transparent Value Trust

File Nos. 333-159992/811-22309

Form N-1A Post Effective Amendment

Dear Sir or Madam,

Electronically transmitted for filing, via EDGAR, is a registration statement relating to Transparent Value Trust (the “Trust”), a registered open-end management investment company. The registration statement filed herewith is Post-Effective Amendment No. 16 to the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended (“1933 Act”), and Amendment No. 18 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed to add the Transparent Value SMID-Cap Directional Allocation Fund as a new series of the Trust.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act, and it is proposed that the Amendment will become effective on May 19, 2014. The Trust hereby undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment, containing: (i) required exhibits; (ii) completed disclosures; (iii) responses to any comments of the SEC Staff relating to this filing; and (iv) other non-material changes permitted by that Rule.

Please contact Rhonda Mills at (720) 917-0983 with any questions or comments.

Sincerely

/s/ Rhonda A. Mills
Rhonda Mills, Esq.

cc:	Armen Arus, President, Transparent Value Trust

Timothy W. Levin, Morgan, Lewis & Bockius LLP

Sean Graber, Morgan, Lewis & Bockius LLP

Kenneth S. Gerstein, Schulte Roth & Zabel LLP

Attachment